Note 26 - Called Up Share Capital (Details Textual) - USD ($)			1 Months Ended	12 Months Ended
	Jul. 29, 2022	Oct. 19, 2020	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 10, 2020
Statement Line Items [Line Items]
Shares Allotment, Aggregate Nominal Amount Authorised							$ 180,000.00
Class of warrants exercisable for shares (in shares)	1,930,770
Class of warrants, offering price per warrant (in dollars per share)	$ 1.2999
Proceeds from issuing shares and warrants	$ 5.5
Class of warrant, exercise price of warrants (in dollars per share)	$ 0.0001
Increase (decrease) in number of shares outstanding, capital raises (in shares)		3,382,350	708,669		82,644	4,091,019
Increase (decrease) in number of shares outstanding, share-based payment transactions (in shares)				102,252	682,220	792,126
Corporate Profile LLC [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, in exchange for service (in shares)					21,000
FON Consulting Ltd [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, in exchange for service (in shares)					21,000
Ordinary shares [member]
Statement Line Items [Line Items]
Total increase (decrease) in number of shares outstanding (in shares)	2,300,000
Par value per share (in dollars per share)	$ 0.012			$ 0.012
Offering price, per share (in dollars per share)	$ 1.30
Percentage of shares outstanding	4.99%
Total number of shares issued (in shares)			18,506,064	25,651,140	21,318,118	18,506,064
Series A warrants [member] | Investors [member]
Statement Line Items [Line Items]
Class of warrants exercisable for shares (in shares)	4,230,770
Class of warrant, exercise price of warrants (in dollars per share)	$ 1.30
Restricted ordinary shares [member]
Statement Line Items [Line Items]
Offering price, per share (in dollars per share)			$ 10.20			$ 10.20
Total number of shares issued (in shares)			2,005,190			2,005,190
Restricted ordinary shares [member] | AWN Holdings Limited [member]
Statement Line Items [Line Items]
Total number of shares issued (in shares)			1,959,339			1,959,339